Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2022

2023	2024	2025	2026	2027	Thereafter
$406,713	$446,052	$445,894	$269,830	$246,872	$1,108,607

Contractual obligations
The Company has future minimum payments relating primarily to short-term vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2022

2023	2024	2025	2026	2027	Thereafter
$52,235	$19,718	$3,107	$568	$568	$1,655